Inventory, net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory, net
4.	Inventory, net (in thousands)

	December 31, 2023	December 31, 2022
Raw materials	$752	$724
Work in process	—	23
Finished goods	36	116

Inventory at cost	788	863
Less reserve for obsolescence	(32)	—

Inventory	$756	$863